As filed with the Securities and Exchange Commission on February 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

JOHN W. O’HALLORAN
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

COMMON STOCKS (98.0%)	Shares	Value
Consumer Discretionary (7.9%)
Apollo Group, Inc. Cl. A *	90,625	$6,943,687
Coach, Inc. *	263,325	5,469,260
Lowe's Companies, Inc.	226,225	4,868,362
McDonald's Corp.	196,675	12,231,218
Nike, Inc. Cl. B	312,275	15,926,025
O'Reilly Automotive, Inc. *	179,550	5,519,367
Omnicom Group Inc.	225,750	6,077,190
The DIRECTV Group, Inc. *	896,425	20,537,097
TJX Companies, Inc.	362,675	7,460,225
		85,032,431
Consumer Staples (14.2%)
Avon Products, Inc.	677,200	16,273,116
ConAgra Foods, Inc.	411,125	6,783,562
CVS Caremark Corp.	753,125	21,644,812
Energizer Holdings, Inc. *	85,450	4,626,263
H.J. Heinz Co.	188,100	7,072,560
PepsiCo, Inc.	429,677	23,533,409
Procter & Gamble Co.	397,813	24,592,800
The J.M. Smucker Co.	166,400	7,215,104
The Kroger Co.	915,350	24,174,394
Wal-Mart Stores, Inc.	309,300	17,339,358
		153,255,378
Energy (9.6%)
Alpha Natural Resources, Inc. *	253,300	4,100,927
CONSOL Energy Inc.	348,250	9,952,985
Devon Energy Corp.	248,725	16,343,720
Exxon Mobil Corp.	214,275	17,105,573
Pioneer Natural Resources Co.	250,575	4,054,304
Total SA - ADR	551,500	30,497,950
Transocean Ltd. *	457,045	21,595,376
		103,650,835
Financials (12.0%)
ACE Limited	268,525	14,210,343
Affiliated Managers Group, Inc. *	172,150	7,216,528
Aflac Inc.	240,500	11,024,520
Annaly Capital Management, Inc.	518,200	8,223,834
Assurant, Inc.	203,200	6,096,000
Bank of America Corp.	361,660	5,092,173
JPMorgan Chase & Co.	459,400	14,484,882
Manulife Financial Corp.	469,785	8,000,439
Northern Trust Corp.	196,875	10,265,062
State Street Corp.	432,925	17,026,940
The Charles Schwab Corp.	1,001,775	16,198,702
Visa, Inc.	232,271	12,182,614
		130,022,037

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Shares	Value
Health Care (16.5%)
Abbott Laboratories	438,175	$23,385,400
Aetna Inc.	297,800	8,487,300
Allergan, Inc.	228,095	9,196,790
Baxter International Inc.	309,400	16,580,746
Becton, Dickinson & Co.	77,050	5,269,449
Celgene Corp. *	213,700	11,813,336
Endo Pharmaceuticals Holdings Inc. *	147,050	3,805,654
Express Scripts, Inc. *	192,100	10,561,658
Genentech, Inc. *	149,625	12,405,409
Genzyme Corp. *	135,925	9,021,342
Gilead Sciences, Inc. *	587,275	30,033,244
Hologic, Inc. *	320,943	4,194,725
QIAGEN N.V. *	332,075	5,831,237
Teva Pharmaceutical Industries, Ltd. - ADR	447,825	19,063,910
Wyeth	235,850	8,846,734
		178,496,934
Industrials (12.5%)
ABB Ltd. - ADR	610,600	9,165,106
Bucyrus International, Inc.	276,625	5,123,095
Delta Air Lines, Inc. *	658,700	7,548,702
Emerson Electric Co.	336,625	12,323,841
Foster Wheeler Ltd. *	532,800	12,456,864
General Electric Co.	944,524	15,301,289
ITT Corp.	230,675	10,608,743
Norfolk Southern Corp.	270,725	12,737,611
Precision Castparts Corp.	241,900	14,388,212
Raytheon Co.	293,000	14,954,720
The Boeing Co.	156,475	6,676,789
United Technologies Corp.	263,675	14,132,980
		135,417,952
Information Technology (15.7%)
Apple Inc. *	183,850	15,691,597
Autodesk, Inc. *	298,625	5,867,981
Broadcom Corp. Cl. A *	714,250	12,120,822
Cisco Systems, Inc. *	1,014,910	16,543,033
Google Inc. Cl. A *	54,625	16,805,381
Hewlett-Packard Co.	584,500	21,211,505
Intel Corp.	804,000	11,786,640
Intersil Corp.	513,600	4,719,984
MasterCard Inc. Cl. A	44,675	6,385,398
Microsoft Corp.	853,361	16,589,338
Oracle Corp. *	1,222,775	21,679,801
Paychex, Inc.	119,000	3,127,320
QUALCOMM, Inc.	350,360	12,553,399
Trimble Navigation Ltd. *	198,575	4,291,206
		169,373,405
Materials (3.2%)
Crown Holdings, Inc. *	228,075	4,379,040
Monsanto Co.	140,225	9,864,829
Praxair, Inc.	182,200	10,815,392
The Mosaic Co.	266,175	9,209,655
		34,268,916

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
		Shares	Value
	Telecommunication Services (1.6%)
	America Movil S.A.B. de C.V. - ADR	173,525	$5,377,540
	American Tower Corp. Cl. A *	391,200	11,469,984
			16,847,524
Utilities (4.8%)
	Allegheny Energy, Inc.	368,475	12,476,563
Entergy Corp.		197,200	16,393,236
	Wisconsin Energy Corp.	254,025	10,663,970
Xcel Energy, Inc.		634,100	11,762,555
			51,296,324
	TOTAL COMMON STOCKS
	(Cost $1,291,783,512)		$1,057,661,736

	SHORT TERM INVESTMENTS (0.4%)	Principal
		Amount	Value
	Money Market Mutual Funds (0.4%)
	First American Prime Obligations Fund
1.530%		$4,373,977	$4,373,977

	Variable Rate Demand Notes (0.0%) **
	Wisconsin Corp. Central Credit Union
4.990%		236,336	236,336

	TOTAL SHORT TERM INVESTMENTS		$4,610,313
(Cost $4,610,313)

	TOTAL INVESTMENTS (98.4%)		$1,062,272,049
	(Cost $1,296,393,825)

	OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		17,375,816
	NET ASSETS (100.0%)		$1,079,647,865

ADR	American Depository Receipt
*	Non income producing security.
**	Variable rate security.

The cost basis of investment for federal income tax purposes at December 31, 2008, was as follows***:

	Cost of investments		$1,296,393,825
	Gross unrealized appreciation		30,238,562
	Gross unrealized depreciation		(264,360,338)
	Net unrealized depreciation		$(234,121,776)

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$1,062,035,713	$-
Level 2 - Other significant observable inputs	$236,336	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$1,062,272,049	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

COMMON STOCKS (99.0%)	Shares	Value
Autos and Transportation (3.2%)
Delta Air Lines, Inc. *	311,200	$3,566,352
Kansas City Southern *	200,725	3,823,811
Kirby Corp. *	125,200	3,425,472
Norfolk Southern Corp.	78,900	3,712,245
Wabtec Corp.	53,450	2,124,638
		16,652,518
Consumer Discretionary and Services (14.9%)
Activision Blizzard, Inc. *	201,675	1,742,472
Apollo Group, Inc. Cl. A *	43,400	3,325,308
Avon Products, Inc.	358,150	8,606,344
Bally Technologies, Inc. *	152,325	3,660,370
Burger King Holdings, Inc.	332,675	7,944,279
Coach, Inc. *	89,475	1,858,396
FTI Consulting, Inc. *	103,950	4,644,486
GameStop Corp. *	320,375	6,939,322
Gildan Activewear Inc. *	276,650	3,253,404
Guess?, Inc.	83,850	1,287,097
Hewitt Associates, Inc. Cl. A *	193,825	5,500,753
ITT Educational Services, Inc. *	46,450	4,411,821
LKQ Corp. *	198,927	2,319,489
Nike, Inc. Cl. B	102,150	5,209,650
Omnicom Group Inc.	95,625	2,574,225
O'Reilly Automotive, Inc. *	131,125	4,030,783
TJX Companies, Inc.	118,950	2,446,802
Urban Outfitters, Inc. *	181,275	2,715,500
V.F. Corp.	78,625	4,306,291
		76,776,792
Consumer Staples (4.5%)
Church & Dwight Co., Inc.	78,025	4,378,763
ConAgra Foods, Inc.	254,350	4,196,775
Fomento Economico Mexicano S.A. de C.V. - ADR	66,225	1,995,359
H.J. Heinz Co.	81,150	3,051,240
The J.M. Smucker Co.	62,925	2,728,428
The Kroger Co.	262,275	6,926,683
		23,277,248
Energy (7.3%)
Alpha Natural Resources, Inc. *	192,075	3,109,694
CONSOL Energy Inc.	174,250	4,980,065
Mariner Energy, Inc. *	386,025	3,937,455
Pioneer Natural Resources Co.	390,625	6,320,312
Transocean Ltd. *	224,550	10,609,988
Whiting Petroleum Corp. *	264,375	8,845,988
		37,803,502

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Shares	Value
Financial Services (19.3%)
ACE Limited	112,450	$5,950,854
Affiliated Managers Group, Inc. *	118,700	4,975,904
Aflac Inc.	66,000	3,025,440
Alliance Data Systems Corp. *	74,125	3,449,036
Annaly Capital Management, Inc.	495,250	7,859,617
Assurant, Inc.	168,375	5,051,250
Digital Realty Trust, Inc.	496,775	16,319,059
Fiserv, Inc. *	137,200	4,989,964
IntercontinentalExchange, Inc. *	51,250	4,225,050
Lazard Ltd Cl. A	226,600	6,739,084
MasterCard Inc. Cl. A	28,875	4,127,104
Northern Trust Corp.	85,825	4,474,915
Paychex, Inc.	55,075	1,447,371
Raymond James Financial, Inc.	486,775	8,338,456
StanCorp Financial Group, Inc.	94,050	3,928,469
State Street Corp.	168,125	6,612,356
The Charles Schwab Corp.	327,350	5,293,250
Willis Group Holdings Ltd.	117,950	2,934,596
		99,741,775
Health Care (12.9%)
Allergan, Inc.	57,975	2,337,552
BioMarin Pharmaceutical Inc. *	158,450	2,820,410
Celgene Corp. *	81,325	4,495,646
Cephalon, Inc. *	130,300	10,038,312
Endo Pharmaceuticals Holdings Inc. *	242,900	6,286,252
Express Scripts, Inc. *	87,175	4,792,881
Genzyme Corp. *	60,086	3,987,908
Hologic, Inc. *	363,642	4,752,801
Immucor, Inc. *	176,200	4,683,396
Intuitive Surgical, Inc. *	30,350	3,854,146
Inverness Medical Innovations, Inc. *	154,100	2,914,031
Pediatrix Medical Group, Inc. *	24,875	788,538
Psychiatric Solutions, Inc. *	121,000	3,369,850
QIAGEN N.V. *	424,925	7,461,683
ResMed Inc. *	104,050	3,899,794
		66,483,200
Materials and Processing (7.6%)
Airgas, Inc.	125,350	4,887,396
CF Industries Holdings, Inc.	58,575	2,879,547
Corn Products International, Inc.	118,175	3,409,349
Crown Holdings, Inc. *	250,600	4,811,520
EMCOR Group, Inc. *	147,400	3,306,182
Energizer Holdings, Inc. *	78,225	4,235,102
McDermott International, Inc. *	513,124	5,069,665
Precision Castparts Corp.	180,275	10,722,757
		39,321,518

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Shares	Value
Other (2.6%)
Foster Wheeler Ltd. *	318,350	$7,443,023
SPX Corp.	149,500	6,062,225
		13,505,248
Producer Durables (9.7%)
American Tower Corp. Cl. A *	208,975	6,127,147
BE Aerospace, Inc. *	617,150	4,745,883
Bucyrus International, Inc.	270,775	5,014,753
CommScope, Inc. *	179,850	2,794,869
Covanta Holding Corp. *	257,200	5,648,112
Flowserve Corp.	87,125	4,486,938
ITT Corp.	119,500	5,495,805
Raytheon Co.	113,275	5,781,556
Rockwell Collins, Inc.	177,425	6,935,543
SunPower Corp. Cl. B *	88,375	2,690,135
		49,720,741
Technology (10.4%)
Amphenol Corp. Cl. A	108,200	2,594,636
Autodesk, Inc. *	158,575	3,115,999
Broadcom Corp. Cl. A *	355,125	6,026,471
Cognizant Technology Solutions Corp. *	268,050	4,840,983
F5 Networks, Inc. *	148,625	3,397,568
FLIR Systems, Inc. *	132,925	4,078,139
Intersil Corp.	379,575	3,488,294
McAfee, Inc. *	190,175	6,574,350
MICROS Systems, Inc. *	158,125	2,580,600
Nuance Communications, Inc. *	893,525	9,256,919
Silicon Laboratories Inc. *	135,850	3,366,363
Trimble Navigation Ltd. *	204,425	4,417,624
		53,737,946
Utilities (6.6%)
Allegheny Energy, Inc.	256,100	8,671,546
Entergy Corp.	54,800	4,555,524
ITC Holdings Corp.	234,575	10,246,236
NII Holdings, Inc. *	80,125	1,456,673
tw telecom inc. *	268,375	2,273,136
Wisconsin Energy Corp.	56,050	2,352,979
Xcel Energy, Inc.	239,375	4,440,406
		33,996,500
TOTAL COMMON STOCKS
(Cost $700,557,653)		$511,016,988

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

		Principal
		Amount	Value
	SHORT TERM INVESTMENTS (0.3%)
	Money Market Mutual Funds (0.3%)
	First American Prime Obligations Fund
1.530%		$1,469,850	$1,469,850

	Variable-Rate Demand Notes (0.0%) **
	Wisconsin Corp. Central Credit Union
4.990%		282,747	282,747

	TOTAL SHORT TERM INVESTMENTS
(Cost $1,752,597)			$1,752,597

	TOTAL INVESTMENTS (99.3%)
	(Cost $702,310,250)		$512,769,585

	OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		3,625,557
	NET ASSETS (100.0%)		$516,395,142

ADR	American Depository Receipt
*	Non income producing security.
**	Variable rate security.

The cost basis of investment for federal income tax purposes at December 31, 2008, was as follows***:

Cost of investments	$702,310,250
Gross unrealized appreciation	8,851,884
Gross unrealized depreciation	(198,392,549)
Net unrealized depreciation	$(189,540,665)

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$512,486,838	$-
Level 2 - Other significant observable inputs	$282,747	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$512,769,585	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

COMMON STOCKS (98.6%)	Shares	Value
Autos and Transportation (3.0%)
Delta Air Lines, Inc. *	1,255,925	$14,392,900
Kansas City Southern *	1,162,850	22,152,293
Kirby Corp. *	978,025	26,758,764
Wabtec Corp.	475,925	18,918,019
		82,221,976
Consumer Discretionary and Services (14.8%)
Activision Blizzard, Inc. *	1,176,100	10,161,504
Bally Technologies, Inc. *	1,399,425	33,628,183
Burger King Holdings, Inc.	1,511,400	36,092,232
Central European Distribution Corp. *	370,200	7,292,940
Coach, Inc. *	513,800	10,671,626
Copart, Inc. *	503,625	13,693,564
Deckers Outdoor Corp. *	410,625	32,796,619
FTI Consulting, Inc. *	615,151	27,484,947
GameStop Corp. *	1,521,425	32,954,065
Gildan Activewear Inc. *	1,499,200	17,630,592
Guess?, Inc.	452,700	6,948,945
Hewitt Associates, Inc. Cl. A *	531,750	15,091,065
ITT Educational Services, Inc. *	187,175	17,777,881
J. Crew Group, Inc. *	764,025	9,321,105
Jack in The Box Inc. *	1,211,775	26,768,110
LKQ Corp. *	1,049,753	12,240,120
O'Reilly Automotive, Inc. *	684,400	21,038,456
Universal Electronics Inc. *	484,375	7,856,562
Urban Outfitters, Inc. *	1,005,975	15,069,506
V.F. Corp.	408,100	22,351,637
Watson Wyatt Worldwide, Inc.	514,500	24,603,390
		401,473,049
Consumer Staples (2.5%)
Church & Dwight Co., Inc.	297,300	16,684,476
ConAgra Foods, Inc.	1,155,975	19,073,587
Sensient Technologies Corp.	30,350	724,758
The J.M. Smucker Co.	210,800	9,140,288
TreeHouse Foods, Inc. *	831,250	22,643,250
		68,266,359
Energy (6.7%)
Alpha Natural Resources, Inc. *	1,000,050	16,190,809
Carrizo Oil & Gas, Inc. *	786,100	12,656,210
Hornbeck Offshore Services, Inc. *	817,625	13,359,992
Mariner Energy, Inc. *	2,562,525	26,137,755
Noble Corp.	650,100	14,360,709
Ormat Technologies, Inc.	816,700	26,028,229
Pioneer Natural Resources Co.	1,964,750	31,789,655
Whiting Petroleum Corp. *	1,209,225	40,460,669
		180,984,028

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Shares	Value
Financial Services (19.2%)
Affiliated Managers Group, Inc. *	726,875	$30,470,600
Alliance Data Systems Corp. *	435,850	20,280,100
American Campus Communities, Inc.	850,700	17,422,336
Annaly Capital Management, Inc.	2,555,550	40,556,578
Arch Capital Group Ltd. *	134,985	9,462,449
Assurant, Inc.	1,228,775	36,863,250
Digital Realty Trust, Inc.	2,280,175	74,903,749
Fiserv, Inc. *	725,575	26,389,163
Huron Consulting Group Inc. *	402,950	23,076,946
IntercontinentalExchange, Inc. *	320,050	26,384,922
Lazard Ltd Cl. A	1,463,200	43,515,568
Northern Trust Corp.	491,475	25,625,507
Prosperity Bancshares, Inc.	729,025	21,571,850
Raymond James Financial, Inc.	3,293,875	56,424,079
Sotheby's Holdings, Inc. Cl. A	1,480,070	13,157,822
StanCorp Financial Group, Inc.	955,825	39,924,810
Willis Group Holdings Ltd.	487,550	12,130,244
		518,159,973
Health Care (16.0%)
BioMarin Pharmaceutical Inc. *	865,475	15,405,455
Cephalon, Inc. *	732,825	56,456,838
Chattem, Inc. *	399,789	28,596,907
Endo Pharmaceuticals Holdings Inc. *	1,659,196	42,939,993
Hologic, Inc. *	2,343,748	30,632,786
Icon PLC - ADR *	636,350	12,529,732
Immucor, Inc. *	1,779,253	47,292,545
Intuitive Surgical, Inc. *	155,975	19,807,265
Inverness Medical Innovations, Inc. *	906,600	17,143,806
Nuvasive, Inc. *	323,325	11,203,211
Pediatrix Medical Group, Inc. *	335,975	10,650,408
Psychiatric Solutions, Inc. *	719,814	20,046,820
QIAGEN N.V. *	3,181,524	55,867,561
ResMed Inc. *	691,875	25,931,475
SonoSite, Inc. *	488,150	9,313,902
Sun Healthcare Group, Inc. *	1,518,900	13,442,265
United Therapeutics Corp. *	226,122	14,143,931
		431,404,900
Materials and Processing (9.3%)
Airgas, Inc.	693,750	27,049,312
Calgon Carbon Corp. *	867,475	13,324,416
CF Industries Holdings, Inc.	263,200	12,938,912
Corn Products International, Inc.	472,675	13,636,674
Crown Holdings, Inc. *	1,021,025	19,603,680
EMCOR Group, Inc. *	1,525,700	34,221,451
Energizer Holdings, Inc. *	469,450	25,416,023
EnerSys *	1,557,025	17,127,275
McDermott International, Inc. *	2,449,825	24,204,271
Owens-Illinois, Inc. *	290,050	7,927,067
Precision Castparts Corp.	864,650	51,429,382
Seabridge Gold Inc. *	265,725	3,475,683
		250,354,146

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Shares	Value
Other (2.4%)
Foster Wheeler Ltd. *	1,710,950	$40,002,011
SPX Corp.	588,900	23,879,895
		63,881,906
Producer Durables (8.2%)
Aegean Marine Petroleum Network Inc.	1,667,225	28,276,136
BE Aerospace, Inc. *	3,095,525	23,804,587
Bucyrus International, Inc.	1,480,500	27,418,860
CommScope, Inc. *	691,975	10,753,291
Covanta Holding Corp. *	1,151,400	25,284,744
Esterline Technologies Corp. *	504,500	19,115,505
Flowserve Corp.	390,000	20,085,000
ITT Corp.	527,500	24,259,725
Manitowoc Co., Inc.	939,275	8,134,122
Rockwell Collins, Inc.	679,150	26,547,974
SunPower Corp. Cl. B *	256,950	7,821,558
		221,501,502
Technology (11.5%)
ANSYS, Inc. *	463,325	12,922,134
Aspen Technology, Inc. *	690,925	5,126,664
Autodesk, Inc. *	985,925	19,373,426
Cognizant Technology Solutions Corp. *	1,162,675	20,997,911
Diodes Inc. *	1,216,883	7,374,311
F5 Networks, Inc. *	784,500	17,933,670
FLIR Systems, Inc. *	846,375	25,966,785
Hittite Microwave Corp. *	524,050	15,438,513
Intersil Corp.	2,062,100	18,950,699
Ion Geophysical Corp. *	2,136,625	7,328,624
McAfee, Inc. *	1,050,825	36,327,020
MICROS Systems, Inc. *	1,069,554	17,455,121
Monolithic Power Systems, Inc. *	1,147,400	14,468,714
Nuance Communications, Inc. *	4,538,025	47,013,939
Omniture, Inc. *	1,049,850	11,170,404
Silicon Laboratories Inc. *	638,250	15,815,835
Trimble Navigation Ltd. *	836,715	18,081,411
		311,745,181
Utilities (5.0%)
Allegheny Energy, Inc.	1,009,500	34,181,670
El Paso Electric Co. *	829,775	15,010,630
ITC Holdings Corp.	1,097,325	47,931,156
NII Holdings, Inc. *	441,800	8,031,924
tw telecom inc. *	1,494,625	12,659,474
Wisconsin Energy Corp.	161,525	6,780,819
Xcel Energy, Inc.	594,975	11,036,786
		135,632,459
TOTAL COMMON STOCKS
(Cost $3,576,743,370)		$2,665,625,479

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS (2.0%)
	Money Market Mutual Funds (2.0%)
	First American Prime Obligations Fund
	1.530%	$54,383,628	$54,383,628
	Variable Rate Demand Notes (0.0%) **
	American Family Financial Services
	4.943%	2,735	2,735
	Wisconsin Corp. Central Credit Union
	4.990%	432,785	432,785
			435,520
	TOTAL SHORT-TERM INVESTMENTS
(Cost $54,819,148)			$54,819,148

	TOTAL INVESTMENTS (100.6%)		$2,720,444,627
	(Cost $3,631,562,518)

	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6)%		(17,643,841)
	NET ASSETS (100.0%)		$2,702,800,786

ADR	American Depository Receipt
*	Non income producing security.
**	Variable rate security.

The cost basis of investment for federal income tax purposes at December 31, 2008, was as follows***:

Cost of investments	$3,631,562,518
Gross unrealized appreciation	87,587,462
Gross unrealized depreciation	(998,705,353)
Net unrealized depreciation	$(911,117,891)

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$2,720,009,107	$-
Level 2 - Other significant observable inputs	$435,520	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$2,720,444,627	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

	Principal
DEBT SECURITIES (39.9%)	Amount	Value
ASSET-BACKED SECURITIES (2.0%)
Capital One
Series 2006-A6, 5.300%, 02/15/2014	250,000	$234,674
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,125,000	1,078,706
TOTAL ASSET-BACKED SECURITIES
(Cost $1,373,202)		$1,313,380

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	203,588	209,960
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $203,421)		$209,960

CORPORATE BONDS (24.2%)
Finance (16.7%)
ACE INA Holdings
5.600%, 05/15/2015	475,000	$431,760
Aflac Inc.
6.500%, 04/15/2009	450,000	450,356
American Express Co.
4.750%, 06/17/2009	250,000	248,740
Ameriprise Financial, Inc.
5.350%, 11/15/2010	750,000	676,144
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	525,000	515,453
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	258,844
Citigroup, Inc.
4.125%, 02/22/2010	1,200,000	1,182,832
6.000%, 02/21/2012	100,000	98,962
General Electric Capital Corp.
6.000%, 06/15/2012	1,150,000	1,180,866
5.250%, 10/19/2012	150,000	151,210
Goldman Sachs Group
5.700%, 09/01/2012	525,000	501,011
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	500,000	431,540
Household Finance Corp.
6.375%, 10/15/2011	500,000	492,233
International Lease Finance Corp.
5.350%, 03/01/2012	900,000	624,578
JPMorgan Chase & Co.
5.600%, 06/01/2011	225,000	226,188
4.500%, 01/15/2012	125,000	121,089
Lehman Brothers Holdings Inc. +
5.625%, 01/24/2013	225,000	22,500
(acquired 01/16/2008; cost $225,018)

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Principal
Finance (16.7%) (continued)	Amount	Value
Merrill Lynch
6.150%, 04/25/2013	275,000	$272,749
Morgan Stanley
5.300%, 03/01/2013	850,000	771,554
Northern Trust Corp.
5.200%, 11/09/2012	225,000	228,100
Prudential Financial Inc.
5.150%, 01/15/2013	375,000	304,858
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	239,178
SLM Corp.
4.000%, 01/15/2010	300,000	271,622
5.515%, 07/26/2010 **	775,000	661,695
Travelers Cos., Inc.
5.800%, 05/15/2018	125,000	120,631
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	253,678
Western Financial Bank Irvine California
9.625%, 05/15/2012	425,000	419,008
		11,157,379
Industrials (6.7%)
Abbott Laboratories
5.150%, 11/30/2012	200,000	213,640
Amgen, Inc.
4.000%, 11/18/2009	425,000	424,739
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	325,000	245,322
Caterpillar Financial Services Corp.
5.125%, 10/12/2011	800,000	777,633
Conoco Funding Co.
6.350%, 10/15/2011	700,000	736,891
Home Depot, Inc.
5.250%, 12/16/2013	750,000	701,092
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	566,835
Target Corp.
5.375%, 05/01/2017	325,000	296,131
Wellpoint, Inc.
4.250%, 12/15/2009	500,000	480,941
		4,443,224
Utilities (0.8%)
MidAmerican Energy Holdings
5.875%, 10/01/2012	525,000	524,127
TOTAL CORPORATE BONDS
(Cost $17,435,529)		$15,640,230

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Principal
MORTGAGE PASS-THROUGH SECURITIES (5.6%)	Amount	Value
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	361,634	$371,288
Pool #G01779, 5.000%, 04/01/2035	517,751	530,070
Pool #G02327, 6.500%, 08/01/2036	119,418	124,195
		1,025,553
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	257,841	266,215
Pool #725690, 6.000%, 08/01/2034	810,067	836,049
Pool #807942, 5.500%, 12/01/2034	666,354	684,395
Pool #735394, 6.500%, 02/01/2035	138,665	144,601
Pool #824940, 5.500%, 06/01/2035	451,208	463,142
Pool #745275, 5.000%, 02/01/2036	278,055	284,323
		2,678,725
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $3,569,837)		$3,704,278

U.S. GOVERNMENT AGENCY (3.0%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	$867,598
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018	200,000	230,301
		1,097,899
Federal National Mortgage Association
4.625%, 06/01/2010	150,000	157,390
5.375%, 07/15/2016	200,000	233,040
5.240%, 08/07/2018	500,000	527,796
		918,226
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,878,324)		$2,016,125

U.S. TREASURY NOTES (4.8%)
2.875%, 06/30/2010	200,000	$207,180
4.250%, 08/15/2013	200,000	227,453
4.250%, 11/15/2014	750,000	867,949
4.500%, 02/15/2016	1,250,000	1,471,876
3.875%, 05/15/2018	375,000	427,735
TOTAL U.S. TREASURY NOTES
(Cost $2,732,390)		3,202,193

TOTAL DEBT SECURITIES
(Cost $27,192,703)		$26,570,666

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
COMMON STOCKS (56.4%)	Shares	Value
Consumer Discretionary (4.5%)
Apollo Group, Inc. Cl. A *	3,275	$250,930
Coach, Inc. *	9,475	196,796
Lowe's Companies, Inc.	8,175	175,926
McDonald's Corp.	7,000	435,330
Nike, Inc. Cl. B	11,150	568,650
O'Reilly Automotive, Inc. *	6,425	197,505
Omnicom Group Inc.	8,050	216,706
TJX Companies, Inc.	12,975	266,896
The DIRECTV Group, Inc. *	32,050	734,265
		3,043,004
Consumer Staples (8.1%)
Avon Products, Inc.	24,200	581,526
ConAgra Foods, Inc.	14,475	238,837
CVS Caremark Corp.	26,775	769,513
Energizer Holdings, Inc. *	2,950	159,713
H.J. Heinz Co.	6,675	250,980
PepsiCo, Inc.	15,149	829,711
Procter & Gamble Co.	14,224	879,328
The J.M. Smucker Co.	5,425	235,228
The Kroger Co.	32,750	864,927
Wal-Mart Stores, Inc.	11,025	618,062
		5,427,825
Energy (5.5%)
Alpha Natural Resources, Inc. *	9,050	146,519
CONSOL Energy Inc.	12,475	356,535
Devon Energy Corp.	8,850	581,534
Exxon Mobil Corp.	7,625	608,704
Pioneer Natural Resources Co.	9,200	148,856
Total SA - ADR	19,675	1,088,028
Transocean Ltd. *	16,268	768,663
		3,698,839
Financials (7.0%)
ACE Limited	9,550	505,386
Affiliated Managers Group, Inc. *	6,275	263,048
Aflac Inc.	8,550	391,932
Annaly Capital Management, Inc.	19,125	303,514
Assurant, Inc.	7,225	216,750
Bank of America Corp.	12,875	181,280
JPMorgan Chase & Co.	16,500	520,245
Manulife Financial Corp.	16,800	286,104
Northern Trust Corp.	7,250	378,015
State Street Corp.	15,325	602,732
The Charles Schwab Corp.	36,250	586,162
Visa, Inc.	8,273	433,919
		4,669,087

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Shares	Value
Health Care (9.6%)
Abbott Laboratories	15,850	$845,914
Aetna Inc.	10,900	310,650
Allergan, Inc.	8,100	326,592
Baxter International Inc.	11,025	590,830
Becton, Dickinson & Co.	2,750	188,072
Celgene Corp. *	7,650	422,892
Endo Pharmaceuticals Holdings Inc. *	5,300	137,164
Express Scripts, Inc. *	6,850	376,613
Genentech, Inc. *	5,350	443,568
Genzyme Corp. *	4,900	325,213
Gilead Sciences, Inc. *	21,025	1,075,219
Hologic, Inc. *	11,739	153,429
QIAGEN N.V. *	11,475	201,501
Teva Pharmaceutical Industries, Ltd. - ADR	15,950	678,992
Wyeth	8,525	319,773
		6,396,422
Industrials (7.2%)
ABB Ltd. - ADR	21,500	322,715
Bucyrus International, Inc.	9,800	181,496
Delta Air Lines, Inc. *	20,500	234,930
Emerson Electric Co.	12,175	445,727
Foster Wheeler Ltd. *	18,850	440,713
General Electric Co.	34,250	554,850
ITT Corp.	8,225	378,268
Norfolk Southern Corp.	9,550	449,327
Precision Castparts Corp.	8,625	513,015
Raytheon Co.	10,300	525,712
The Boeing Co.	5,475	233,618
United Technologies Corp.	9,375	502,500
		4,782,871
Information Technology (9.1%)
Apple Inc. *	6,550	559,042
Autodesk, Inc. *	10,750	211,238
Broadcom Corp. Cl. A *	25,500	432,735
Cisco Systems, Inc. *	36,166	589,506
Google, Inc. Cl. A *	1,975	607,609
Hewlett-Packard Co.	20,825	755,739
Intel Corp.	28,650	420,009
Intersil Corp.	18,500	170,015
MasterCard Inc. Cl. A	1,600	228,688
Microsoft Corp.	30,400	590,976
Oracle Corp. *	43,700	774,801
Paychex, Inc.	4,250	111,690
QUALCOMM, Inc.	12,475	446,979
Trimble Navigation Ltd. *	7,300	157,753
		6,056,780

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
		Shares	Value
Materials (1.8%)
Crown Holdings, Inc. *		8,150	$156,480
Monsanto Co.		4,750	334,163
Praxair, Inc.		6,425	381,388
The Mosaic Co.		9,500	328,700
			1,200,731
Telecommunication Services (0.9%)
America Movil S.A.B. de C.V. - ADR		6,150	190,589
American Tower Corp. Cl. A *		13,925	408,281
			598,870
Utilities (2.7%)
Allegheny Energy, Inc.		13,175	446,106
Entergy Corp.		7,025	583,988
Wisconsin Energy Corp.		9,050	379,919
Xcel Energy, Inc.		22,375	415,056
			1,825,069
TOTAL COMMON STOCKS
(Cost $43,647,809)			$37,699,498

		Principal
		Amount	Value
SHORT TERM INVESTMENTS (2.7%)
Money Market Mutual Funds (2.4%)
First American Prime Obligations Fund
1.530%		$1,585,643	$1,585,643
Variable Rate Demand Notes (0.3%) **
Wisconsin Corp. Central Credit Union
4.990%		217,991	217,991
TOTAL SHORT TERM INVESTMENTS
(Cost $1,803,634)			$1,803,634

TOTAL INVESTMENTS (99.0%)			$66,073,798
(Cost $72,644,146)

ASSETS IN EXCESS OF OTHER LIABILITIES (1.0%)			639,954
TOTAL NET ASSETS (100.0%)			$66,713,752

ADR	American Depository Receipt
*	Non income producing security.
**	Variable rate security.
+	Defaulted security.

The cost basis of investment for federal income tax purposes at December 31, 2008, was as follows***:

Cost of investments	$72,644,146
Gross unrealized appreciation	3,223,139
Gross unrealized depreciation	(9,793,487)
Net unrealized depreciation	$(6,570,348)

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$39,285,141	$-
Level 2 - Other significant observable inputs	$26,788,657	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$66,073,798	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

DEBT SECURITIES (98.3%)	Principal
ASSET BACKED SECURITIES (4.6%)	Amount	Value
Bank of America Credit Card Trust
Series 2007-A8, 5.590%, 11/17/2014	300,000	$281,350
Capital One
Series 2005-A3, 4.500%, 03/15/2013	1,500,000	1,448,481
Series 2006-A2, 4.850%, 11/15/2013	550,000	519,142
Series 2006-A6, 5.300%, 02/18/2014	725,000	680,553
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	238,198
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,677,988
TOTAL ASSET BACKED SECURITIES		$4,845,712
(Cost $5,075,693)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	264,665	272,948
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $264,447)		$272,948

CORPORATE BONDS (46.0%)
Finance (29.6%)
ACE INA Holdings
5.600%, 05/15/2015	1,450,000	$1,318,005
Aflac Inc.
6.500%, 04/15/2009	1,375,000	1,376,088
American Express Co.
4.750%, 06/17/2009	875,000	870,589
Ameriprise Financial, Inc.
5.350%, 11/15/2010	1,600,000	1,442,440
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	1,300,000	1,276,361
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,341,284
Citigroup, Inc.
6.000%, 02/21/2012	935,000	925,297
5.625%, 08/27/2012	1,100,000	1,031,998
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	963,357
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,035,512
5.250%, 10/19/2012	1,350,000	1,360,892
Goldman Sachs Group
5.700%, 09/01/2012	1,925,000	1,837,039
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,575,119
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,452,087
International Lease Finance Corp.
5.350%, 03/01/2012	1,250,000	867,470
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,625,000	1,633,578
4.500%, 01/15/2012	600,000	581,226

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Principal
Finance (29.6%) (continued)	Amount	Value
Lehman Brothers Holdings Inc. +
5.625%, 01/24/2013	$1,475,000	$147,500
(acquired 01/15/2008-01/24/2008; cost $1,473,325)
Merrill Lynch
6.150%, 04/25/2013	550,000	545,497
Morgan Stanley
4.250%, 05/15/2010	25,000	24,517
5.300%, 03/01/2013	2,725,000	2,473,512
Northern Trust Corp.
5.200%, 11/09/2012	1,000,000	1,013,777
Prudential Financial Inc.
5.150%, 01/15/2013	1,850,000	1,503,965
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,050,000	837,122
SLM Corp.
4.000%, 01/15/2010	1,450,000	1,312,840
5.515%, 07/26/2010 *	1,050,000	896,490
Travelers Cos., Inc.
5.800%, 05/15/2018	400,000	386,020
Wells Fargo & Co.
5.300%, 08/26/2011	275,000	279,046
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	887,312
		31,195,940
Industrials (15.3%)
Abbott Laboratories
5.150%, 11/30/2012	1,125,000	1,201,724
Amgen Inc.
4.000%, 11/18/2009	1,050,000	1,049,355
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	1,050,000	792,579
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	997,200
5.125%, 10/12/2011	1,025,000	996,342
Conoco Funding Co.
6.350%, 10/15/2011	1,775,000	1,868,546
Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	1,776,101
John Deere Capital Corp.
5.350%, 01/17/2012	1,125,000	1,109,025
Target Corp.
5.375%, 05/01/2017	1,425,000	1,298,419
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	910,901
Time Warner Cable Inc.
6.750%, 07/01/2018	1,000,000	964,457
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,032,488
Walt Disney Co.
4.700%, 12/01/2012	250,000	257,524
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	961,882
5.000%, 01/15/2011	1,000,000	945,590
		16,162,133

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Principal
Utilities (1.1%)	Amount	Value
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,150,000	$1,148,089
TOTAL CORPORATE BONDS
(Cost $53,026,349)		$49,298,741

MORTGAGE PASS-THROUGH SECURITIES (8.2%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	272,604	$279,882
Pool #G18005, 5.000%, 08/01/2019	176,092	181,480
Pool #G18010, 5.500%, 09/01/2019	178,460	184,398
Pool #G18073, 5.000%, 09/01/2020	151,419	155,864
Pool #G01779, 5.000%, 04/01/2035	393,371	402,730
Pool #G02267, 6.500%, 08/01/2036	404,299	420,471
Pool #G02327, 6.500%, 08/01/2036	348,656	362,602
		1,987,427
Federal National Mortgage Association
Pool #357412, 4.500%, 07/01/2018	269,219	276,995
Pool #555872, 5.000%, 11/01/2018	194,588	200,908
Pool #725690, 6.000%, 08/01/2034	843,402	870,454
Pool #807942, 5.500%, 12/01/2034	501,968	515,558
Pool #735394, 6.500%, 02/01/2035	106,160	110,705
Pool #824940, 5.500%, 06/01/2035	316,326	324,692
Pool #255813, 5.000%, 08/01/2035	788,968	806,753
Pool #255842, 5.000%, 09/01/2035	268,550	274,603
Pool #735896, 6.000%, 09/01/2035	320,707	330,643
Pool #735897, 5.500%, 10/01/2035	458,906	471,043
Pool #256022, 5.500%, 12/01/2035	1,019,626	1,046,594
Pool #745283, 5.500%, 01/01/2036	366,100	375,783
Pool #745275, 5.000%, 02/01/2036	379,383	387,935
Pool #898428, 6.000%, 10/01/2036	327,431	337,524
Pool #888029, 6.000%, 12/01/2036	390,866	402,914
		6,733,104
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $8,481,716)		$8,720,531

U.S. GOVERNMENT AGENCY (18.3%)
Federal Home Loan Bank
4.000%, 11/13/2009	400,000	$411,693
4.625%, 10/10/2012	75,000	81,209
5.625%, 06/13/2016	1,250,000	1,314,542
		1,807,444
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	548,670
5.750%, 01/15/2012	250,000	279,629
5.500%, 08/20/2012	500,000	558,500
4.500%, 07/15/2013	2,700,000	2,940,505
4.750%, 01/19/2016	500,000	561,448
5.250%, 04/18/2016	2,000,000	2,280,910
5.125%, 11/17/2017	1,500,000	1,741,144
4.875%, 06/13/2018	2,500,000	2,878,767
		11,789,573

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)
	Principal
	Amount	Value
Federal National Mortgage Association
3.250%, 02/10/2010	500,000	$513,003
6.000%, 05/15/2011	2,000,000	2,211,802
5.375%, 11/15/2011	1,000,000	1,105,501
4.375%, 03/15/2013	150,000	161,259
5.375%, 07/15/2016	750,000	873,898
5.240%, 08/07/2018	805,000	849,752
		5,715,215
TOTAL U.S. GOVERNMENT AGENCY
(Cost $17,628,190)		$19,312,232

U.S. TREASURY NOTES (20.9%)
3.625%, 01/15/2010	650,000	672,928
6.500%, 02/15/2010	750,000	800,215
3.875%, 05/15/2010	500,000	524,356
2.875%, 06/30/2010	2,400,000	2,486,158
4.875%, 04/30/2011	2,300,000	2,522,274
4.500%, 03/31/2012	1,000,000	1,105,391
4.625%, 07/31/2012	750,000	840,997
3.125%, 04/30/2013	2,000,000	2,165,470
3.500%, 05/31/2013	1,125,000	1,232,579
4.250%, 08/15/2013	1,250,000	1,421,582
4.000%, 02/15/2014	1,300,000	1,473,876
4.750%, 05/15/2014	1,250,000	1,471,388
4.250%, 11/15/2014	1,300,000	1,504,446
4.000%, 02/15/2015	1,000,000	1,139,688
4.250%, 08/15/2015	750,000	871,172
4.500%, 02/15/2016	1,300,000	1,530,751
4.625%, 11/15/2016	250,000	295,235
TOTAL U.S. TREASURY NOTES
(Cost $20,079,889)		$22,058,506

TOTAL DEBT SECURITIES
(Cost $104,556,284)		$103,716,091

SHORT TERM INVESTMENTS (0.6%)
Money Market Mutual Funds (0.4%)
First American Prime Obligations Fund
1.530%	$415,730	$415,730
Variable Rate Demand Notes (0.2%) *
Wisconsin Corp. Central Credit Union
4.990%	213,120	213,120
TOTAL SHORT TERM INVESTMENTS
(Cost $628,850)		$628,850

TOTAL INVESTMENTS (98.9%)		$104,344,941
(Cost $105,185,134)

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		1,203,092
NET ASSETS (100.0%)		$105,548,033

* Variable rate security.
+ Defaulted security.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2008 (Unaudited)

The cost basis of investment for federal income tax purposes at December 31, 2008, was as follows**:

Cost of investments	$105,185,134
Gross unrealized appreciation	4,089,766
Gross unrealized depreciation	(4,929,959)
Net unrealized depreciation	$(840,193)

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$415,730	$-
Level 2 - Other significant observable inputs	$103,929,211	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$104,344,941	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By /s/ John W. O’Halloran
     John W. O’Halloran
     Chairman and Chief Executive Officer

Date   2/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John W. O’Halloran
       John W. O’Halloran
       Chairman and Chief Excecutive Officer

Date   2/25/09